TAXES ON INCOME (Profit (Loss) Before Income Tax Expense Included In The Statement Of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Profit (loss) before income tax expense	$ (2,567)	$ 1,244	$ (1,221)
Current tax expense (benefit)	73	69	19
Deferred taxes	1,085	149	1,615
Income tax expense	1,158	218	1,634
Israel [Member]
Profit (loss) before income tax expense	(2,767)	1,038	(483)
Current tax expense (benefit)		(3)
Deferred taxes	1,085	149	1,581
Foreign Jurisdictions [Member]
Profit (loss) before income tax expense	200	206	(738)
Current tax expense (benefit)	$ 73	72	19
Deferred taxes			$ 34